RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14. RELATED PARTY TRANSACTIONS

During 2013 and 2012, we also issued restricted stock awards and warrants to certain officers and directors, as follows:

Mr. James received 2,000,000 shares of common stock in January 2013 valued at $150,200, in recognition of services performed. The value of the Common Stock is the fair market value on the date of issuance.

Mr. Germano received 2,000,000 shares of common stock in January 2013 valued at $150,200, in recognition of services performed. The value of the Common Stock is the fair market value on the date of issuance.

Mr. DeLucia received 500,000 shares of common stock in January 2012 valued at $50,000, for director fees. The value of the Common Stock is the fair market value on the date of issuance.

In 2012 the Company issued 3,000,000 warrants to an officer. The Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.10, exercise price of $0.10, volatility of 177.45%, term of 5 years, risk free rate of 2.50% and dividend rate of 0%.

Refer to footnote 8 for affiliated debt transactions.